Capital Management	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Capital Management
17.	CAPITAL MANAGEMENT

The Company’s objectives with respect to its capital structure are to maintain effective access to capital on a long-term basis at reasonable rates, and to deliver appropriate financial returns. In order to ensure ongoing access to capital, the Company targets to maintain strong credit quality. At December 31, 2016 and 2015, the Company’s capital structure was as follows:

December 31 (millions of dollars)	2016	2015
Long-term debt payable within one year	602	500
Short-term notes payable	469	1,491
Less: cash and cash equivalents	48	89

	1,023	1,902

Long-term debt	10,078	8,207
Common shares	5,391	6,000
Retained earnings	4,487	3,759

Total capital	20,979	19,868

Hydro One and Great Lakes Power have customary covenants typically associated with long-term debt. Hydro One’s long-term debt and credit facility covenants limit permissible debt to 75% of its total capitalization, limit the ability to sell assets and impose a negative pledge provision, subject to customary exceptions. At December 31, 2016, Hydro One and Great Lakes Power were in compliance with all covenants and limitations.